Risk Management and Financial Instruments (Tables)	3 Months Ended
Mar. 31, 2026
Risk Management and Financial Instruments [Abstract]
Schedule of Consolidated Financial Statements

Financial instruments are recognized in the consolidated financial statements as follows:

	Notes	March 31, 2026	December 31, 2025
Assets
Fair value through profit or loss (1)
Financial / Overnight investments	3	1,577,850	1,887,853
National treasury bills	3	154,015	123,204
Derivative assets		142,463	155,441
Fair Value through Other Comprehensive Income
Investment in financial assets at fair value	3	26,973	49,908
Derivative assets		2,234	161
Amortized cost (2)
Cash at banks	3	1,624,299	2,557,740
CME Margin investments	3	70,466	105,993
Trade accounts receivable	4	3,877,391	4,231,924
Dividends Receivable		2,550	1,465
Related party receivables	8	31,398	41,231
Financial investments	3	49,224	45,780
Total		7,558,863	9,200,700
Liabilities
Amortized cost (2)
Loans and financing	16	(21,364,974)	(21,090,568)
Trade accounts payable and supply chain finance	15	(6,609,845)	(7,332,559)
Debt with related party	8	(176,220)	(190,998)
Lease	12.2	(1,782,154)	(1,767,285)
Dividends Payable		(1,071,287)	—
Fair value through profit or loss
Derivative liabilities		(209,648)	(267,214)
Fair value through Other Comprehensive Income
Derivative liabilities		(4,377)	(3,567)
Total		(31,218,505)	(30,652,191)

(1)	CDBs are updated at the effective rate but have a short-term and negotiated with financial institutions, and their recognition is similar to fair value; (ii) national treasury bill is recognized according to market value.
(2)	Loans and receivables are classified as amortized cost; the accounts receivable are short-term and net from expected losses.

Schedule of Fair Value of Assets and Liabilities Through Profit or Loss

Level 2 - Inputs other than Level 1, in which prices are quoted for similar assets and liabilities, either directly by obtaining prices in active markets or indirectly through valuation techniques that use data from active markets.

	March 31, 2026			December 31, 2025
	Level 1	Level 2	Total	Level 1	Level 2	Total
Financial assets
Financial investments/Overnight investments	—	1,577,850	1,577,850	—	1,887,853	1,887,853
National treasury bills	154,015	—	154,015	123,204	—	123,204
Derivative assets	—	144,697	144,697	—	155,602	155,602
Investment in financial assets at fair value	26,973	—	26,973	49,908	—	49,908

Financial liabilities
Derivative liabilities	—	214,025	214,025	—	270,781	270,781

Schedule of Estimated Fair Value	The following details the estimated fair value of loans and financings:
	March, 2026			December 31, 2025
Descrição	Principal	Price (% of the Principal)	Fair value	Principal	Price (% of the Principal)	Fair value
Notes 2.50% JBS Lux 2027	105,951	98.25%	104,097	105,951	98.06%	103,892
Notes 3.00% JBS Lux 2029	599,957	95.58%	573,409	599,957	96.35%	578,071
Notes 3.75% JBS Lux 2031	493,000	92.95%	458,234	493,000	95.08%	468,720
Notes 3.00% JBS Lux 2032	1,000,000	88.27	882,680	1,000,000	89.95%	899,470
Notes 3.63% JBS Fin 2032	968,780	91.84%	889,766	968,780	93.80%	908,754
Notes 5.75% JBS Lux 2033	1,661,675	102.55%	1,704,114	1,661,675	104.55%	1,737,298
Notes 6.75% JBS Lux 2034	1,507,046	108.36%	1,632,990	1,507,046	110.61%	1,666,974
Notes 4.38% JBS Lux 2052	900,000	75.55%	679,959	900,000	77.73%	699,579
Notes 6.50% JBS Lux 2052	1,548,000	100.65%	1,558,139	1,548,000	103.12%	1,596,236
Notes 7.25% JBS Lux 2053	900,000	109.37%	984,357	900,000	111.95%	1,007,559
Notes 4.25% PPC 2031	796,158	95.09%	757,067	796,158	97.40%	775,458
Notes 3.50% PPC 2032	899,600	90.05%	810,108	899,600	92.44%	831,572
Notes 6.25% PPC 2033	922,521	103.57%	955,446	922,521	107.19%	988,878
Notes 6.87% PPC 2034	500,000	107.35%	536,725	500,000	111.15%	555,740
Notes 5.95% JBS USA 2035	1,000,000	102.56%	1,025,600	1,000,000	105.29%	1,052,860
Notes 6.37% JBS USA 2055	750,000	99.36%	745,170	750,000	102.06%	765,428
Notes 5.50% JBS Lux 2036	1,250,000	99.15%	1,239,400	1,250,000	101.85%	1,273,175
Notes 6.25% JBS Lux 2056	1,250,000	97.06%	1,213,288	1,250,000	99.90%	1,248,738
Notes 6.38% JBS Lux 2066	1,000,000	96.70%	966,950	1,000,000	99.88%	998,780
	18,052,688		17,717,499	18,052,688		18,157,182

Schedule of Assets and Liabilities Exposed to Floating Interest Rates	For informational purposes and in accordance with our Financial and Commodities Risk Management Policy, the notional amounts of assets and liabilities exposed to floating interest rates are presented below:
	March 31, 2026	December 31, 2025
Net exposure to the CDI/FED rate:
CRA - Agribusiness Credit Receivable Certificates	(55,076)	(54,231)
Credit note - export	(251)	(410)
Rural - Credit note - Prefixed	(124,547)	(114,282)
Related party transactions	(117,865)	(105,892)
CDB-DI (Bank certificates of deposit)	809,856	727,695
CME Margin investments	70,466	105,760
Treasury bills	92,114	75,286
Subtotal	674,697	633,926
Derivatives (CDI)	13,487	—
Derivatives (Swap)	(670,166)	(922,938)
Total	18,018	(289,012)

Net exposure to the IPCA rate:
Treasury bills	61,901	47,920
CRA - Agribusiness Credit Receivable Certificates	(2,326,633)	(2,165,193)
Related party transactions	(26,957)	(43,875)
Subtotal	(2,291,689)	(2,161,148)
Derivatives (Swap)	582,964	805,029
Total	(1,708,725)	(1,356,119)

Liabilities exposure to the SOFR rate:
Export credit note	(258,006)	(254,903)
Working Capital - USD	(14,832)	(11,691)
Total	(272,838)	(266,594)

Liabilities exposure to the Euribor rate:
Working Capital - EUR	(53,015)	(55,348)
Total	(53,015)	(55,348)

Schedule of Contracts Exposure Scenario

Sensitivity analysis:

			Scenario (I) VaR 99% I.C. 1 day		Scenario (II) Interest rate variation - 25%		Scenario (III) Interest rate variation - 50%
Contracts exposure	Risk	Current scenario	Rate	Effect on income	Rate	Effect on income	Rate	Effect on income
CDI	Depreciation	14.65%	14.59%	(11)	10.99%	(660)	7.33%	(1,320)
IPCA	Appreciation	3.81%	3.82%	(90)	4.76%	(16,284)	5.72%	(32,551)
SOFR	Appreciation	3.68%	3.68%	(11)	4.60%	(2,510)	5.52%	(5,020)
Euribor	Appreciation	2.87%	2.87%	(1)	3.59%	(380)	4.31%	(761)
				(113)		(19,834)		(39,652)
		Current	Scenario (I) VaR 99% C.I. 1 day		Scenario (II) Interest rate variation - 15%		Scenario (III) Interest rate variation - 30%
Exposure of US$	Risk	exchange rate	Exchange rate	Effect on income	Exchange rate	Effect on income	Exchange rate	Effect on income
Operating	Depreciation	1.00	0.98	(60,803)	0.85	(550,393)	0.70	(1,100,786)
Financial	Appreciation	1.00	1.02	(6,188)	1.15	(56,022)	1.30	(112,045)
Derivatives	Appreciation	1.00	1.02	(6,953)	1.15	(62,952)	1.30	(125,904)
				(73,944)		(669,367)		(1,338,735)
EURO (amounts in thousands of US$):
			Scenario (I) VaR 99% I.C. 1 day		Scenario (II) Interest rate variation - 15%		Scenario (III) Interest rate variation - 30%
Exposure of US$	Risk	Current exchange rate	Exchange rate	Effect on income	Exchange rate	Effect on income	Exchange rate	Effect on income
Operating	Depreciation	1.15	1.13	(4,452)	0.98	(42,750)	0.81	(85,500)
Financial	Appreciation	1.15	1.17	(228)	1.32	(2,186)	1.50	(4,372)
Derivatives	Depreciation	1.15	1.13	(140)	0.98	(1,341)	0.81	(2,682)
				(4,820)		(46,277)		(92,554)
British Pound (amounts in thousands of US$):
		Current	Scenario (I) VaR 99% C.I. 1 day		Scenario (II) @ Variation - 15%		Scenario (III) @ Variation - 30%
Exposure of US$	Risk	exchange rate	Exchange rate	Effect on income	Exchange rate	Effect on income	Exchange rate	Effect on income
Operating	Depreciation	1.32	1.30	(1,839)	1.12	(17,601)	0.92	(35,202)
Financial	Appreciation	1.32	1.34	(1)	1.52	(12)	1.71	(23)
Derivatives	Appreciation	1.32	1.34	(1,057)	1.52	(10,118)	1.71	(20,235)
				(2,897)		(27,731)		(55,460)

Sensitivity analysis as of March 31, 2026:

		Scenario (I) VaR 99% I.C. 1 dia			Scenario (II) Variation - 15%		Scenario (III) Variation - 30%
Exposure	Risk	Current price	Price	Effect on income	Price	Effect on income	Price	Effect on income
Operating	Depreciation	35	34	(19,466)	30	(291,993)	24	(583,986)
Derivatives	Appreciation	26	26	(18,841)	29	(282,619)	33	(565,237)
				(38,307)		(574,612)		(1,149,223)

Sensitivity analysis as of March 31, 2026:

		Scenario (I) VaR 99% I.C. 1 dia			Scenario (II) Variation - 15%		Scenario (III) Variation - 30%
Exposure	Risk	Current price	Price	Effect on income	Price	Effect on income	Price	Effect on income
Operating	Depreciation	5	5	(59)	4	(891)	4	(1,782)
Derivatives	Depreciation	1	1	(2,885)	1	(43,273)	1	(86,547)
				(2,944)		(44,164)		(88,328)

Schedule of Sensitivity Analysis Fair Value Asset and Liability
			March 31, 2026				December 31, 2025
Instrument	Risk factor	Maturity	Notional	Fair value (Asset) US$	Fair value (Liability) US$	Fair value	Notional	Fair value (Asset) US$	Fair value (Liability) US$	Fair value
Swap	IPCA	2027	187,456	225,294	(240,127)	(14,833)	177,815	205,191	(220,189)	(14,998)
Swap	IPCA	2031	30,977	42,756	(51,242)	(8,486)	30,309	40,605	(48,349)	(7,744)
Swap	IPCA	2032	58,021	67,009	(77,245)	(10,236)	125,573	152,936	(178,835)	(25,899)
Swap	IPCA	2034	69,934	80,386	(91,077)	(10,691)	139,033	148,563	(158,375)	(9,812)
Swap	IPCA	2037	126,003	167,519	(210,475)	(42,956)	200,113	257,734	(317,190)	(59,456)
			472,391	582,964	(670,166)	(87,202)	672,843	805,029	(922,938)	(117,909)

Schedule of Exposure	The Group discloses these exposures considering the fluctuations of a exchange rate in particular towards the functional currency of each subsidiary.
	USD		EUR		GBP
	31.03.26	31.12.25	31.03.26	31.12.25	31.03.26	31.12.25
OPERATING
Cash and cash equivalents	1,386,050	1,976,408	94,179	102,128	17,083	36,591
Margin cash	7,475	4,747	—	—	—	—
Trade accounts receivable	1,088,048	1,173,182	257,016	310,157	93,252	96,211
Sales orders	1,616,448	1,478,630	122,399	186,577	21,276	10,037
Trade accounts payable	(289,539)	(300,958)	(159,335)	(77,245)	(14,270)	(19,671)
Purchase orders	(139,197)	(87,387)	(29,261)	(38,009)	—	—
Operating subtotal	3,669,285	4,244,622	284,998	483,608	117,341	123,168

FINANCIAL
Advances to customers	(4,093)	(3,369)	(1,888)	(1,525)	(78)	(191)
Loans and financing	(369,389)	(366,169)	(12,685)	—	—	—
Financial subtotal	(373,482)	(369,538)	(14,573)	(1,525)	(78)	(191)
Operating financial subtotal	3,295,803	3,875,084	270,425	482,083	117,263	122,977

DERIVATIVES
Future contracts	282,723	241,445	(77,804)	(79,419)	(39,819)	(40,676)
Deliverable Forwards (DF´s)	(376,456)	(278,582)	102,885	103,646	(27,632)	(26,856)
Non-Deliverable Fowards (NDF´s)	(325,947)	43,471	(16,141)	(22,951)	—	—
Total derivatives	(419,680)	6,334	8,940	1,276	(67,451)	(67,532)
NET EXPOSURE IN US$	2,876,123	3,881,418	279,365	483,359	49,812	55,445

Schedule of Future Contracts
			March 31, 2026			December 31, 2025
Instrument	Risk factor	Nature	Quantity	Notional (US$)	Fair value	Quantity	Notional (US$)	Fair value
Future Contract	American dollar	Long	(7,083,806)	282,723	(1,887)	227,860	241,445	(1,814)
			March 31, 2026			December 31, 2025
Instrument	Risk factor	Nature	Notional (USD)	Notional (US$)	Fair value	Notional (USD)	Notional (US$)	Fair value
Deliverable Forwards	American dollar	Short	(376,456)	(376,456)	(13,499)	(278,582)	(278,582)	13,069
Non-Deliverable Forwards	American dollar	Short	(325,947)	(325,947)	180	43,471	43,471	(4,467)
			March 31, 2026			December 31, 2025
Instrument	Risk factor	Nature	Notional (EUR)	Notional (US$)	Fair value	Notional (EUR)	Notional (US$)	Fair value
Future Contract	Euro	Short	(4,355)	(77,804)	(964)	(6,755)	(79,419)	62

			March 31, 2026			December 31, 2025
Instrument	Risk factor	Nature	Notional (EUR)	Notional (US$)	Fair value	Notional (EUR)	Notional (US$)	Fair value
Deliverable Forwards	Euro	Long	89,325	102,885	(2,306)	88,156	103,646	(2,039)
Non-Deliverable Forwards	Euro	Short	(14,014)	(16,141)	170	(19,521)	(22,591)	(55)
			March 31, 2026			December 31, 2025
Instrument	Risk factor	Nature	Notional (GBP)	Notional (US$)	Fair value	Notional (GBP)	Notional (US$)	Fair value
Future Contract	British pound	Short	(1,580)	(39,819)	(141)	(3,020)	(40,676)	72
			March 31, 2026			December 31, 2025
Instrument	Risk factor	Nature	Notional (GBP)	Notional (US$)	Fair value	Notional (GBP)	Notional (US$)	Fair value
Deliverable Forwards	British pound	Short	(20,957)	(27,632)	177	(19,939)	(26,856)	129

Derivatives financial instruments breakdown:

			March 31, 2026		December 31, 2025
Instrument	Risk factor	Nature	Quantity	Fair value	Quantity	Fair value
Future Contracts	Commodities	Short	(2,410)	380	7,348	(346)
Deliverable Forwards	Commodities	Short	(35,752)	(57,987)	(41,942)	(93,782)

Derivatives financial instruments breakdown:

			March 31, 2026		December 31, 2025
Instrument	Risk factor	Nature	Quantity	Fair value	Quantity	Fair value
Future Contracts	Commodities (grains and others)	Long	26,531	221	17,515	(170)
Deliverable Forwards	Commodities (grains and others)	Long	22,740	(6,893)	32,783	46,621
Future CME	Commodities (grains and others)	Long	150	(336)	155	(45)
Non Deliverable Forwards	Commodities (grains and others)	Long	3,150,000	1,252	—	—

Schedule of Position Balance in Commodities and Corn Contracts	Position balance in commodities and corn contracts:
Exposure in Commodities (Live Stock) - Expressed in contract quantity	March 31, 2026	December 31, 2025
OPERATING
Firm contracts	28,006	31,200
Subtotal	28,006	31,200
DERIVATIVES
Future contracts	(2,410)	7,348
Deliverable Forwards	(35,752)	(41,942)
Subtotal	(38,162)	(34,594)
NET EXPOSURE	(10,156)	(3,394)
Exposure in Commodities (Grains and others) - Expressed in contract quantity	March 31, 2026	December 31, 2025
Purchase orders	13,114	5,403
Subtotal	13,114	5,403
DERIVATIVES
Future B3	26,531	17,515
Future CME	150	155
Deliverable Forwards	22,740	32,783
Non Deliverable Forwards	3,150,000	—
Subtotal	3,199,421	50,453
NET EXPOSURE	3,212,535	55,856

Schedule of Statement of Income

Below is shown the effects on income for the period, on other comprehensive income and on the balance sheet of derivative financial instruments contracted for hedging exchange rates, commodity prices and interest rates (cash flow and fair value hedges):

Statements of Income:	March 31, 2026	March 31, 2025
Cost of sales before hedge accounting adoption	(2,042,810)	(1,696,193)
Derivatives operating income (loss)	(823)	(363)
Commodities	(823)	(363)
Cost of sales with hedge accounting	(2,043,633)	(1,696,556)

Financial income (expense), net excluding derivatives	(15,276)	45325
Derivatives financial income (expense), net	(33,627)	(63)
Currency	(15,620)	—
Commodities	(18,007)	(63)
Financial income (expense), net	(48,903)	45,262

Schedule of Balance Sheet

Below are the effects on other comprehensive income (expense), after the adoption of hedge accounting:

Statements of other comprehensive income (expense):	March 31, 2026	March 31, 2025
Financial instruments designated as hedge accounting:	(568)	599
Commodities	(568)	599
Other comprehensive income (expense)	(1,131)	275
Statements of financial position:	March 31, 2026	December 31, 2025
Derivatives (liabilities)/assets	(159)	(15)
Derivatives instruments designated as hedge accounting:
Commodities	(159)	(15)
Derivatives (liabilities)/assets	(3,412)	(6,568)
Derivatives instruments not designated as hedge accounting:
Exchange	(3,412)	(6,568)
Other comprehensive expenses	(568)	(1,644)
Commodities	(568)	(1,644)
Inventories	(735)	165
Commodities	(735)	165

Schedule of Hedge Cash Flow Movement
Cash Flow hedge changes	January 1, 2026	OCI	March 31, 2026
Hedge accounting operations	1,479	(1,131)	348
(-) Income tax	(502)	385	(117)
Total of other comprehensive income (expense)	977	(746)	231

Schedule of Open Balance Sheet Position of Derivative Assets and Liabilities
	March 31, 2026	December 31, 2025
Liabilities:
Designated as hedge accounting	159	15
Commodities	159	15
Not designated as hedge accounting	3,412	6,568
Currency	3,412	6,568
Current liabilities	3,571	6,583

Schedule of Contractual Obligation Amounts from Financial Liabilities

The table below shows the contractual obligation amounts from financial liabilities of the Company according to their maturities:

	March 31, 2026					December 31, 2025
	Less than 1 year	Between 1 and 2 years	Between 3 and 5 years	More than 5 years	Total	Less than 1 year	Between 1 and 2 years	Between 3 and 5 years	More than 5 years	Total
Trade accounts payable and supply chain finance	6,609,845	—	—	—	6,609,845	7,332,559	—	—	—	7,332,559
Loans and financing	840,120	352,458	2,173,708	17,998,688	21,364,974	833,085	249,115	794,458	19,213,910	21,090,568
Estimated interest on loans and financing (1)	1,201,987	1,401,488	3,263,639	15,158,424	21,025,538	1,265,226	2,425,415	2,377,113	15,237,492	21,305,246
Derivatives liabilities	126,672	87,353	—	—	214,025	156,405	114,376	—	—	270,781
Payments of leases	365,383	508,310	532,141	701,933	2,107,767	354,887	520,701	351,036	861,409	2,088,033
Commodities forward purchase contracts	194,137	16,489,998	13,072,512	3,589,436	33,346,083	140,956	13,912,887	11,252,506	2,614,618	27,920,967

(1)	Includes interest on all loans and financing outstanding. Payments are estimated for variable rate debt based on effective interest rates on March 31, 2026 and December 31, 2025. Payments in foreign currencies are estimated using the March 31, 2026 and December 31, 2025 exchange rates.